Significant Accounting Policies - Concentrations and Risks (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 item customer	Jun. 30, 2021 item	Dec. 31, 2021 customer
Number of advertising and promotional service providers that accounted for more than 10% of the Group's advertising and promotional service | item	3	3
Number of customers | customer	2		1